Share capital and additional paid in capital	12 Months Ended
Dec. 31, 2025
Share capital and additional paid in capital [Abstract]
Share capital and additional paid in capital
19.	Share capital and additional paid in capital

	Number of ordinary shares	Nominal value of ordinary shares	Share capital		Subscription receivable	Treasury shares	Warrant outstanding	Additional paid-in capital	Total
		US$	RMB’000		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2024	2,455,202,303	24,552,023	165,183		(4,696)	—	—	7,196,341	7,356,828
Issuance of shares, net (ii)	47,619,050	476,191	3,380		—	—	29,587	1,145	34,112
Share-based compensation from ESOP (Note 26)	—	—	—		—	—	—	161,231	161,231
Share-based compensation from controlling shareholder ESOP (Note 26)	—	—	—		—	—	—	(810)	(810)
Conversion of convertible bonds to shares (i)	27,888,690	278,887	1,982		—	—	—	27,803	29,785
Exercise of options	226,848,352	2,268,483	16,133		—	—	—	(8,159)	7,974
Capital contributions from non-controlling shareholders	—	—	—		—	—	—	12,133	12,133
Repurchase of own shares	(63,358,000)	(633,580)	—		—	(6,862)	—	—	(6,862)
At December 31, 2024	2,694,200,395	26,942,004	186,678		(4,696)	(6,862)	29,587	7,389,684	7,594,391

At January 1, 2025	2,694,200,395	26,942,004	186,678		(4,696)	(6,862)	29,587	7,389,684	7,594,391
Issuance of shares, net (ii)	31,018,781,200	32,455,588	232,977		(133,667)	—	—	33,209	132,519
Share-based payments from the Company (Note 26)	—	—	—		—	—	—	(18,239)	(18,239)
Share-based payments from the controlling shareholder (Note 26)	—	—	—		—	—	—	734	734
Exercise of options	63,615,000	636,150	4,557		—	—	—	(4,500)	57
Shares cancellation	(2,708)	(27)	—	*	—	—	—	— *	—
Reduction of par value(iii)	—	(59,999,938)	(423,973)		—	6,861	—	417,112	—
At December 31, 2025	33,776,593,887	33,777	239		(138,363)	(1)	29,587	7,818,000	7,709,462

*	Representing an amount with an absolute value of less than RMB1,000 (including negative amounts).

(i)	During the year ended December 31, 2024, the Company issued 27,888,690 Class A ordinary shares upon the conversion of certain convertible bonds issued to LMR in aggregate (Note 18).

(ii)	In March 2024, the Company issued to certain institutional investors 47,619,050 Class A ordinary shares together with warrants to purchase up to 47,619,050 Class A ordinary shares through a private placement for a total net proceeds of approximately RMB34.1 million, after deducting commissions and other offering expenses. The warrants were exercisable beginning six months following the date of issuance and will expire five years from the initial exercise date. The Company also issued warrants to initially purchase up to 2,380,950 Class A ordinary shares to a financial advisor in connection with this registered direct offering.

During the first quarter of 2025, the Company issued an aggregate of 9,992,998 ADSs (at an ADS to ordinary share ratio of 1:200) of Class A ordinary shares to certain institutional investors pursuant to share subscription facility agreements.

In March 2025, the Company issued an aggregate of 3,000,000 ADSs (at an ADS to ordinary share ratio of 1:200) of Class A ordinary shares to certain institutional investors under a securities purchase agreement.

In April 2025, the Company issued 700,000 ADSs (at an ADS to ordinary share ratio of 1:800) of Class A ordinary shares under its at-the-market (ATM) offering program.

In June 2025, the Company issued 68,181,600 Class A ordinary shares to a service provider in exchange for services rendered.

In September 2025, the Company authorized and issued 16,000,000 Class D ordinary shares to Newlink Envision Limited, a wholly-owned subsidiary of Newlink.

In November 2025, the Company issued an aggregate of 27,776,000,000 Class A ordinary shares, consisting of 12,800,000,000 shares to two subsidiaries of Newlink, for which no cash consideration was received as of December 31, 2025, and 14,976,000,000 shares to certain institutional investors.

(iii)	In October 2025, the Company announced that shareholders of the Company approved a special resolution to amend the par value of each authorized share in the capital of the Company (including all issued shares) from US$0.01 to US$0.000001.